UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7616

        Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (2.2% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 981,930
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 2.1% (1.4% of Total Investments)
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AAA	251,665
	AGC Insured
365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/11 at 100.00	Baa1	370,212
	Series 2001, 5.500%, 4/01/18 – NPFG Insured
615	Total Education and Civic Organizations			621,877
	Health Care – 21.7% (14.3% of Total Investments)
710	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	612,141
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	754,193
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	288,058
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	680,108
	Health System, Series 2004, 5.500%, 2/15/29
500	Missouri Health & Educational Facilities Authority, St. Luke’s Episcopal– Presbyterian	6/11 at 101.00	AAA	507,495
	Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System,
	Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,518,285
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,159,920
425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/10 at 100.00	N/R	424,983
	System, Series 1996, 6.500%, 2/15/21
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	442,975
	System, Series 2003, 5.700%, 2/15/34
6,950	Total Health Care			6,388,158
	Housing/Multifamily – 3.9% (2.6% of Total Investments)
400	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue	12/11 at 100.00	N/R	370,348
	Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16)
	(Alternative Minimum Tax)
275	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/11 at 100.00	AA	283,852
	5.250%, 12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	10/09 at 101.00	AAA	500,685
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – FSA Insured (Alternative
	Minimum Tax)
1,175	Total Housing/Multifamily			1,154,885
	Housing/Single Family – 5.7% (3.8% of Total Investments)
70	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/10 at 100.00	AAA	72,369
	Loan Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)
750	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AAA	709,275
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
1,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/17 at 100.00	AAA	904,600
	Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
1,820	Total Housing/Single Family			1,686,244

	Long-Term Care – 7.7% (5.1% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,447,285
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	N/R	372,167
	Obligated Group, Series 2007A, 5.125%, 8/15/32
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	434,120
	of West County, Series 2007A, 5.500%, 9/01/28
2,725	Total Long-Term Care			2,253,572
	Materials – 2.0% (1.3% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB–	573,240
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 27.0% (17.9% of Total Investments)
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	1,614,510
	Series 2005, 5.250%, 3/01/24 – FSA Insured
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	544,035
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 – FSA Insured
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AAA	535,140
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – FSA Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A,	3/13 at 100.00	AA+	1,728,077
	5.000%, 3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	A	1,010,490
	NPFG Insured
2,020	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds,	No Opt. Call	A1	2,228,888
	Series 1995, 7.375%, 2/01/12 – FGIC Insured
270	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	297,427
	2004, 5.250%, 3/01/20 – FSA Insured
7,420	Total Tax Obligation/General			7,958,567
	Tax Obligation/Limited – 22.1% (14.6% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aa1	611,562
	FGIC Insured
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	67,656
400	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	N/R	372,316
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	216,411
	2006, 5.000%, 6/01/28
475	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	361,143
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
415	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds,	3/16 at 100.00	A+	403,770
	Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	298,732
	Project, Series 2005A, 5.000%, 6/01/35
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/10 at 101.00	A	462,519
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/12 at 102.00	N/R	350,420
	District, Series 2006, 5.000%, 5/01/23
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	A	594,162
	5.250%, 5/01/20
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	6/10 at 100.00	N/R	2,011,020
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	275,563
400	5.500%, 11/01/27	11/14 at 100.00	N/R	316,444
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	156,582
	Village Project, Series 2005B, 5.500%, 11/01/27
7,135	Total Tax Obligation/Limited			6,498,300

	Transportation – 4.7% (3.1% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	4/11 at 101.00	A	477,195
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/09 at 102.00	N/R	910,620
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19
1,500	Total Transportation			1,387,815
	U.S. Guaranteed – 30.0% (19.9% of Total Investments) (4)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	778,215
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA– (4)	2,719,325
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical	12/10 at 101.00	N/R (4)	1,076,850
	Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)
1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	11/11 at 100.00	A1 (4)	1,495,547
	Park Parking Garage, Series 2002D, 5.000%, 11/01/22 (Pre-refunded 11/01/11) – AMBAC Insured
80	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	92,025
	2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	N/R (4)	574,300
	7/01/20 (Alternative Minimum Tax) (ETM)
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan	2/12 at 100.00	N/R (4)	1,113,380
	Courthouse, Series 2002A, 5.750%, 2/15/16 (Pre-refunded 2/15/12) – FGIC Insured
950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000,	6/10 at 100.00	N/R (4)	1,000,217
	7.250%, 6/15/25 (Pre-refunded 6/15/10)
8,095	Total U.S. Guaranteed			8,849,859
	Water and Sewer – 9.9% (6.6% of Total Investments)
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	2,537,388
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC
	Insured (Alternative Minimum Tax) (UB)
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control	No Opt. Call	Aaa	392,227
	Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C,
	6.750%, 1/01/12
3,315	Total Water and Sewer			2,929,615
$ 42,500	Total Long-Term Investments (cost $42,697,335) – 140.1%			41,284,062
	Short-Term Investments – 10.9% (7.2% of Total Investments)
	Tax Obligation/Limited – 10.9% (7.2% of Total Investments)
$ 3,200	Kansas City, Missouri, Special Obligation Bonds, H. Roe Bartle Convention Center Refunding,	9/09 at 100.00	VMIG-1	3,200,000
	Variable Rate Demand Obligations, Series 2008F, 0.370%, 4/15/25 (5)
	Total Short-Term Investments (cost $3,200,000)			3,200,000
	Total Investments (cost $45,897,335) – 151.0%			44,484,062
	Floating Rate Obligations – (7.6)%			(2,225,000)
	Other Assets Less Liabilities – 10.9%			3,203,801
	Preferred Shares, at Liquidation Value – (54.3)% (6)			(16,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 29,462,863

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$41,284,062	$ —	$41,284,062
Short-Term Investments	—	3,200,000	—	3,200,000
Total	$ —	$44,484,062	$ —	$44,484,062

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial
Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of
Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At August 31, 2009, the cost of investments was $43,652,717.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,350,786
Depreciation	(2,743,661)
Net unrealized appreciation (depreciation) of investments	$(1,392,875)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Invetments is 36.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2009